Note Receivable - Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 22, 2023	Mar. 10, 2021	Nov. 24, 2020	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Company loaned percent					1.00%	1.00%
Accrued interest		$ 3,014
Next Charging LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Company loaned	$ 1,350,000
Company loaned percent	8.00%
Accrued interest	$ 16,076
Interest income		1,556	$ 1,556
Note receivable related party		62,395	62,395
Aggregate face amount	1,485,000
Debt discount	$ 135,000
Debt Instrument, Debt Default, Description of Notice of Default	automatic extension for an additional 2 months periods unless Lender sends 10 days written notice, prior to end of any two month period, that it does not wish to extend the note at which point the end of the then current two month period shall be the Maturity Date
Long-Term Debt, Gross	$ 3,000,000
Accretion income earned	118,689
Farkas Group [Member] | Next Charging LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Company loaned							$ 62,395	$ 62,395
Company loaned percent							3.00%	3.00%
Accrued interest	0	$ 9,796	$ 8,240
Next N R G L L C [Member] | Next Charging LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Company loaned				$ 25,000
Company loaned percent				4.00%
Accrued interest	$ 22